Research and Development (R&D) Tax Credit Receivable	12 Months Ended
Dec. 31, 2023
Research and Development (R&D) Tax Credit Receivable
Research and Development (R&D) Tax Credit Receivable

NOTE 6 — Research and Development (R&D) Tax Credit Receivable

The Company accounts for Georgia R&D tax credits as current assets on its Balance Sheets. Georgia R&D tax credits are calculated at the time of annual state income tax filing and considers R&D tax credits to be assets once the Georgia Department of Revenue approves the R&D tax credit calculation. The Company is permitted to elect to apply credits to future state employee payroll withholding or income taxes. When the Company elects to apply R&D tax credits to employee payroll withholding, application of R&D tax credits reduces the liability for employee payroll withholding for the quarter in which such tax credits are applied.

The following table summarizes the activity related to the Company’s R&D tax credits:

Balance as of January 1, 2022	$518,453
Additions for current year tax credits earned	—
Tax credits applied	(119,735)
Balance as of December 31, 2022	$398,718
Additions for current year tax credits earned	—
Tax credits applied	(122,013)
Balance as of December 31, 2023	$276,705